As filed with the Securities and Exchange                 File No. 2-47232
Commission on April 25, 2000                              File No. 811-2361

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 50

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 37

                               AETNA INCOME SHARES
                               -------------------

                               d/b/a Aetna Bond VP
                               -------------------

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
           -----------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

      |X|   on May 1 , 2000 pursuant to paragraph (b) of Rule 485

                                     PART B
                                     ------

The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 50 by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on April 25, 2000.

                            Aetna Income Shares d/b/a


                                  AETNA BOND VP

                                   Prospectus


                                   May 1, 2000






The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.

                            TABLE OF CONTENTS


                                                        Page
                                                        ----
THE FUND'S INVESTMENTS ...............................     1

FUND EXPENSES ........................................     4

OTHER CONSIDERATIONS .................................     5

MANAGEMENT OF THE FUND ...............................     6

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND .........     6

TAX INFORMATION ......................................     7

FINANCIAL HIGHLIGHTS .................................     8

ADDITIONAL INFORMATION ...............................     9

THE FUND'S INVESTMENTS



Investment Objective, Principal Investment Strategies and Risks, Investment Performance


Investment Objective. Aetna Bond VP (Fund) seeks to maximize total return consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


Principal Investment Strategies. Under normal market conditions, the Fund invests at least 65% of its total assets in:


      o High-grade corporate bonds.


      o Mortgage-related and other asset-backed securities.


      o Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


High-grade securities are rated at least A by Standard and Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's), or if unrated, considered by the Fund's investment adviser, Aeltus Investment Management, Inc. (Aeltus), to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield, high-risk bonds (high yield bonds), and up to 25% of its total assets in foreign debt securities. High yield bonds are fixed income securities rated below BBB- by S&P or Baa3 by Moody's or, if unrated, considered by Aeltus to be of comparable quality.


In managing the Fund, Aeltus:


      o Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high quality portfolio by selecting investments with the opportunity to enhance overall total return and yield, while managing volatility.


      o Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.


                                                                 Aetna Bond VP 1

Principal Risks. The principal risks of investing in the Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High yield bonds generally are more susceptible to the risk of default than higher rated bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates can be less stable. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Fund shares will rise and fall in value and you could lose money by investing in the Fund. There is no guaranty the Fund will achieve its investment objective. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Shares of the Fund are offered to insurance company separate accounts that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. Due to differences in tax treatment or other considerations, the interests of various contract owners participating in the Fund and the interests of qualified plans investing in the Fund might at some time be in conflict. The Fund's Board of Trustees (Board) will monitor the Fund for any material conflicts and determine what action, if any, should be taken to resolve these conflicts.


2 Aetna Bond VP

Investment Performance


Year-by-Year Total Return


[Begin Bar Chart]

 Years Ended December 31,

1990                9.12%
1991               19.44%
1992                7.45%
1993                9.69%
1994               -3.83%
1995               18.24%
1996                3.60%
1997                8.30%
1998                8.14%
1999               -0.74%

[End Bar Chart]


[Up Arrowhead] Best Quarter:
second quarter 1995, up 6.56%


[Down Arrowhead] Worst Quarter:
first quarter 1994, down 3.32%


This performance bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The chart is accompanied by the Fund's best and worst quarterly returns throughout the years noted in the bar chart.


                                        As of December 31, 1999
 Average Annual Total Return       1 Year      5 Years     10 Years
Aetna Bond VP                       -0.74%      7.32%       7.72%
LBAB*                               -0.82%      7.73%       7.70%

This table shows the Fund's average annual total return. The table also compares the Fund's performance to the performance of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how it will perform in the future.


The performance table and bar chart provide an indication of the historical risk of an investment in the Fund. All figures assume reinvestment of dividends and distributions. The performance numbers do not reflect the deduction of any insurance fees or charges. If such charges were deducted, performance would be lower.



* The Lehman Brothers Aggregate Bond Index (LBAB) is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.


                                                                 Aetna Bond VP 3

FUND EXPENSES


The following table describes Fund expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all Fund shareholders. Shareholders who acquire Fund shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



                        Shareholder Fees
           (fees paid directly from your investment)
        Maximum Sales Charge (Load) on Purchases     None
        Maximum Deferred Sales Charge (Load)         None


                 Annual Fund Operating Expenses
          (expenses that are deducted from Fund assets)
        Management Fee                               0.40%
        Other Expenses                               0.09%
        Total Operating Expenses                     0.49%

Example


The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:



           1 Year     3 Years     5 Years     10 Years
            $50        $157        $274         $616

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may vary from those shown.


4 Aetna Bond VP

OTHER CONSIDERATIONS


In addition to the principal investments and strategies described above, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).


Futures Contracts and Options. The Fund may enter into futures contracts and use options. The Fund primarily uses futures contracts and options to hedge against price fluctuations or increase exposure to a particular asset class.


      o Futures contracts are agreements that obligate the buyer to buy and the seller to sell a specific quantity of securities at a specific price on a specific date.


      o Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.


The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.


Swaps. The Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rate, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.


Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with the Fund's investment objective and policies.


The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, the Fund's performance might be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.


If the counterparty to a swap defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to the Fund's swap transactions on an ongoing basis.


Defensive Investing. In response to unfavorable market conditions, the Fund may make temporary investments that are not consistent with its principal investment objective and policies.


Portfolio Turnover. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. For the fiscal year ended December 31, 1999, the Fund had a portfolio turnover rate in excess of 200%. A high portfolio turnover rate increases the Fund's transaction costs.


                                                                 Aetna Bond VP 5

MANAGEMENT OF THE FUND

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees

For its most recent fiscal year, the Fund paid Aeltus aggregate advisory fees equal to an annual rate of 0.40% of the average daily net assets of the Fund.

Portfolio Management

The Fund is managed by a team of Aeltus fixed-income and equity investment specialists.


INVESTMENTS IN AND REDEMPTIONS FROM THE FUND

Investors purchasing shares in connection with an insurance company contract or policy should refer to the documents pertaining to the contract or policy for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Fund, and any fees that may apply.

Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the order by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term debt securities maturing in 60 days or less are valued using amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board. With respect to any investments in foreign securities, because those securities may be traded on markets that are open on days when the Fund does not price its shares, the Fund's value may change even though Fund shareholders may not be permitted to sell or redeem Fund shares.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time Monday through Friday.

The Fund may refuse to accept any purchase order, especially if as a result of such order, in Aeltus' judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.

The Fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund reserves the right to reject any specific purchase or exchange request, including a request made by a market timer.


6 Aetna Bond VP

TAX INFORMATION

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended
(Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts and variable life insurance policies so that those contract owners and policy owners should not be subject to federal tax on distributions from the Fund to the insurance company separate accounts. Contract owners and policy owners should review the applicable contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract or policy.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on a semiannual basis.

Both income dividends and capital gains distributions are paid by each Fund on a per share basis. As a result, at the time of payment, the share price of the Fund will be reduced by the amount of the payment.


                                                                 Aetna Bond VP 7

FINANCIAL HIGHLIGHTS

These financial highlights are intended to help you understand the Fund's performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's current Annual Report, which is available upon request.


(for one share outstanding throughout each year)


                                                                      Years Ended December 31,
                                              ------------------------------------------------------------------------
                                                   1999           1998           1997           1996          1995
                                                 --------       --------       --------       --------      --------
Net asset value, beginning of
 period ...................................      $  13.06       $  12.85       $  12.62       $  13.00      $  11.72
                                                 --------       --------       --------       --------      --------
Income from investment
 operations:
 Net investment income ....................          0.76           0.75           0.80+          0.85+         0.88+
 Net realized and change in
  unrealized gain or loss on
  investments .............................         (0.86)          0.28           0.23          (0.39)         1.24
                                                 --------       --------       --------       --------      --------
   Total from investment
    operations ............................         (0.10)          1.03           1.03           0.46          2.12
                                                 --------       --------       --------       --------      --------
Less distributions:
 From net investment income ...............         (0.75)         (0.76)         (0.80)         (0.84)        (0.84)
From net realized gains on
  investments .............................         (0.04)         (0.06)            --             --            --
                                                 --------       --------       --------       --------      --------
   Total distributions ....................         (0.79)         (0.82)         (0.80)         (0.84)        (0.84)
                                                 --------       --------       --------       --------      --------
Net asset value, end of period ............      $  12.17       $  13.06       $  12.85       $  12.62      $  13.00
                                                 ========       ========       ========       ========      ========
Total return* .............................         (0.74)%         8.14%          8.30%          3.60%        18.24%
Net assets, end of period (000's) .........      $717,472       $794,560       $684,960       $643,729      $666,960
Ratio of net expenses to average
 net assets ...............................          0.49%          0.49%          0.48%          0.39%         0.32%
Ratio of net investment income to
 average net assets .......................          5.77%          5.82%          6.31%          6.39%         6.97%
Portfolio turnover rate ...................        201.00%         88.98%        134.92%         96.41%       113.72%

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.


8 Aetna Bond VP

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Fund. The most recent annual and semi-annual reports also contain information about the Fund's investments, as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year.


You may request free of charge the current SAI or the most recent annual and semi-annual reports, or other information about the Fund, by calling 1-800-262-3862 or writing to:


                                  Aetna Bond VP
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-8962


The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Fund, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No. 811-2361.




                                                                 Aetna Bond VP 9

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits
-----------------

        (a.1)    Charter (Declaration of Trust)(1)
        (a.2)    Amendment to Declaration of Trust of Aetna Income Shares(2)
        (b)      Amended and Restated Bylaws (adopted by Board of Trustees
                 September 14, 1994)(1)
        (c)      Instruments Defining Rights of Holders(3)
        (d)      Investment Advisory Agreement between Aeltus Investment
                 Management, Inc. (Aeltus) and Aetna Income Shares
        (e)      Underwriting Agreement between Aetna Life Insurance and Annuity
                 Company and Aetna Income Shares(4)
        (f)      Directors' Deferred Compensation Plan(2)
        (g)      Custodian Agreement between Aetna Income Shares and
                 Mellon Bank, N. A.(1)
        (h.1)    Administrative Services Agreement between Aeltus and Aetna
                 Income Shares(2)
        (h.2)    License Agreement(4)
        (i)      Opinion and Consent of Counsel
        (j)      Consent of Independent Auditors
        (k)      Not Applicable
        (l)      Not Applicable
        (m)      Not Applicable
        (n)      Not Applicable
        (o)      Not Applicable
        (p.1)    Aeltus Code of Ethics(5)
        (p.2)    Aetna Code of Ethics(5)
        (p.3)    Aetna Mutual Funds Code of Ethics(5)
        (q.1)    Power of Attorney (November 6, 1998)(6)
        (q.2)    Authorization for Signatures(7)

1. Incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 2-47232), as filed with the Securities and Exchange Commission on April 25, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 2-47232), as filed with the Securities and Exchange Commission on April 27, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-1A (File No. 2-47232), as filed with the Securities and Exchange Commission on June 7, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-1A (File No. 2-47232), as filed with the Securities and Exchange Commission on April 11, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on April 25, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the Securities and Exchange Commission on March 10 , 1999.
7. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

     Registrant is a Massachusetts business trust for which separate financial statements are filed. As of March 31, 19992000, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, owned 96.95% of Registrant's outstanding voting securities, through direct ownership or through one of Aetna's separate accounts.

     Aetna is an indirect wholly owned subsidiary of Aetna Inc.

     A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are is incorporated herein by reference to Item 24 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on February 23, 14, 2000.

Item 25. Indemnification
------------------------

     Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires on October 1, 2002.

     Section XI.B of the Administrative Services Agreement incorporated herein by reference to Exhibit (h.1) of this Post-Effective Amendment, provides for indemnification of Aeltus, the Administrator.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

     The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). It also acts as investment adviser to certain private accounts.

     The following table summarizes the business connections of the directors and principal officers of the investment adviser.

---------------------------------------------------------------------------------------------------------------------------
Name                        Positions and Offices                 Other Principal Position(s) Held
----                        with Investment Adviser               Since Dec. 31, 1997/Addresses*
                            -----------------------               ------------------------------

---------------------------------------------------------------------------------------------------------------------------

John Y. Kim                 Director, President, Chief            Director (February 1995 - March 1998) -- Aetna;
                            Executive Officer, Chief              Senior Vice President (since September 1994) -- Aetna.
                            Investment Officer

J. Scott Fox                Director, Managing Director,          Vice President (since April 1997) -- Aetna Retirement
                            Chief Operating Officer, Chief        Services, Inc.; Director and Senior Vice President
                            Financial Officer                     (March 1997 - February 1998) -- Aetna.

Thomas J. McInerney         Director                              President (since August 1997) -- Aetna Retirement
                                                                  Services, Inc.; Director and President (since September
                                                                  1997) -- Aetna; Executive Vice President (since August
                                                                  1997) -- Aetna Inc.

Catherine H. Smith          Director                              Chief Financial Officer (since February 1998)
                                                                  -- Aetna Retirement Services, Inc.; Director, Senior
                                                                  Vice President and Chief Financial Officer (since
                                                                  February 1998) -- Aetna; Vice President, Strategy,
                                                                  Finance and Administration, Financial Relations
                                                                  (September 1996 - February 1998) -- Aetna Inc.

Stephanie A. DeSisto        Vice President

Amy R. Doberman             Vice President, General               Counsel (since December 1996)   - Aetna Retirement
                            Counsel and Secretary                 Services, Inc.

Brian K. Kawakami           Vice President, Chief                 Chief Compliance Officer & Director (since January
                            Compliance Officer                    1996) -- Aeltus Trust Company; Chief Compliance Officer
                                                                  (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen                 Managing Director, Product            Managing Director (since August 1996) -- Aeltus
                            Development                           Capital, Inc.

---------------------------------------------------------------------------------------------------------------------------
Name                        Positions and Offices                 Other Principal Position(s) Held
----                        with Investment Adviser               Since Oct. 31, 1997/Addresses*
                            -----------------------               ------------------------------

---------------------------------------------------------------------------------------------------------------------------

Frank Litwin                Managing Director, Retail             Managing Director (since May 1998) -- Aeltus
                            Marketing and Sales                   Capital, Inc.

L. Charles Meythaler        Managing Director, Institutional      Director (since July 1997) -- Aeltus Trust Company.
                            Marketing
                            and Sales

James Sweeney               Managing Director, Fixed
                            Income Investments

* Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156

Item 27. Principal Underwriters
-------------------------------

(a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aetna Generation Portfolios, Inc. and as the investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

(b)  The following are the directors and principal officers of the Underwriter:

      Name and Principal        Positions and Offices with Principal            Positions and Offices
      Business Address*                     Underwriter                            with Registrant
      ------------------        ------------------------------------            ---------------------

      Thomas J. McInerney       Director and President                          None

      Shaun P. Mathews          Director and Senior Vice President              Trustee

      Catherine H. Smith        Director, Senior Vice President and Chief       None
                                Financial Officer

      Name and Principal        Positions and Offices with Principal            Positions and Offices
      Business Address*                     Underwriter                            with Registrant
      ------------------        ------------------------------------            ---------------------

      Allan Baker               Senior Vice President                           None

      David E. Bushong          Senior Vice President                           None

      Paul R. Donovan           Senior Vice President                           None

      Steven A. Haxton          Senior Vice President                           None

      Gary J. Hegedus           Senior Vice President                           None

      Willard I. Hill, Jr.      Senior Vice President                           None

      John Y. Kim               Senior Vice President and Chief                 Trustee
                                Investment Officer

      Martin T. Conroy          Vice President and Treasurer                    None

      Steven A. Haxton          Senior Vice President                           None

      Kathleen A. Murphy        Senior Vice President and Deputy                None
                                General Counsel

      Therese Squillacote       Vice President and Chief                        None
                                Compliance Officer

      Thomas P. Waldron         Senior Vice President                           None

      Kirk P. Wickman           Vice President, General Counsel and             None
                                Corporate Secretary

* Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 10 State House Square, Hartford, Connecticut 06103-3602.

(c)  Not applicable

Item 28. Location of Accounts and Records
-----------------------------------------

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

     Shareholder records of direct shareholders are maintained by the transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581.

Item 29. Management Services
----------------------------

      Not applicable.

Item 30. Undertakings
---------------------

     No applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Income Shares certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 25th day of April, 2000.


                                               AETNA INCOME SHARES
                                                   Registrant

                                               By  J. Scott Fox*
                                                   ---------------------
                                                   J. Scott Fox
                                                   President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons April in the capacities and on the date(s) indicated.

Signature                        Title                                Date
---------                        -----                                ----


J. Scott Fox*                    President and Trustee           )
---------------------------      (Principal Executive Officer)   )
J. Scott Fox                                                     )
                                                                 )
                                                                 )
Albert E. DePrince, Jr.*         Trustee                         )
---------------------------                                      )
Albert E. DePrince, Jr.                                          )
                                                                 )
                                                                 )
Maria T. Fighetti*               Trustee                         )
---------------------------                                      )
Maria T. Fighetti                                                )
                                                                 )
                                                                 )    April
David L. Grove*                  Trustee                         )    25, 2000
---------------------------                                      )
David L. Grove                                                   )
                                                                 )
                                                                 )
John Y. Kim*                     Trustee                         )
---------------------------                                      )
John Y. Kim                                                      )
                                                                 )
                                                                 )
Sidney Koch*                     Trustee                         )
---------------------------                                      )
Sidney Koch                                                      )
                                                                 )
                                                                 )
Shaun P. Mathews*                Trustee                         )
---------------------------                                      )
Shaun P. Mathews                                                 )

Corine T. Norgaard*              Trustee                         )
---------------------------                                      )
Corine T. Norgaard                                               )
                                                                 )
                                                                 )
Richard G. Scheide*              Trustee                         )
---------------------------                                      )
Richard G. Scheide                                               )
                                                                 )
                                                                 )
Stephanie A. DeSisto*            Treasurer and Chief             )
---------------------------      Financial Officer               )
Stephanie A. DeSisto             (Principal Financial            )
                                 and Accounting Officer)         )

By:/s/ Amy R. Doberman
   -----------------------------------------
   *Amy R, Doberman
   Attorney-in-Fact

  *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on March 10, 1999.

                               Aetna Income Shares
                                  EXHIBIT INDEX

Exhibit No.    Exhibit                                                Page
-----------    -------                                                ----

99-(d)         Investment Advisory Agreement between Aeltus
               Investment Management, Inc. (Aeltus) and Aetna
               Income Shares
                                                                 ---------------

99-(i)         Opinion and Consent of Counsel
                                                                 ---------------

99-(j)         Consent of Independent Auditors
                                                                 ---------------